UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-PX

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act File Number: 811-22755

                          LOCALSHARES INVESTMENT TRUST
               (Exact name of registrant as specified in charter)

                          4535 Harding Pike, Suite 201
                           Nashville, Tennessee 37205
                    (Address of principal executive offices)

                             Elizabeth S. Courtney
                          LocalShares Investment Trust
                               4535 Harding Pike
                                   Suite 201
                           Nashville, Tennessee 37205
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-855-480-6274

                       Date of Fiscal Year End: April 30

            Date of Reporting Period: July 1, 2016 to June 30, 2017

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ITEM 1. PROXY VOTING RECORD.

                   ATTACHED ARE THE PROXY VOTING RECORDS FOR:

                               NASHVILLE AREA ETF

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                                                     NASHVILLE AREA ETF
 PROPOSAL                                                 PROPOSED BY   MGT. POSITION REGISTRANT VOTED
AAC HOLDINGS, INC
 SECURITY ID: 000307108 TICKER: AAC
 Meeting Date: 15-May-17
 1  Election of Directors                                 Issuer           For          Voted - For
 2  Proposal to amend 2014 Equity Incentive Plan to
      increase number of shares reserved for issuance by
      1,800,000 shares                                    Issuer           For          Voted - For
 3  Proposal to approve material terms of 2014 Equity
      Incentive Plan for purposes of complying with
      section 162(M) of the IRS code of 1986.             Issuer           For          Voted - For
 4  Proposal to amend employee stock purchase plan to
      increase number of shares reserved for issuance by
      250,000 shares                                      Issuer           For          Voted - For
 5  Proposal to ratify the appointment of BDO USA, LLP
      as our independent registered public accounting
      firm for fiscal year ending 12/31/17                Issuer           For          Voted - For
ACADIA HEALTHCARE COMPANY, INC.
 SECURITY ID: 00404A109 TICKER: ACHC
 Meeting Date: 25-May-17
 1  Approval of Directors                                 Issuer           For          Voted - For
 2  Approve an amendment to the company's amended and
      restated certificate of incorporation to adopt a
      majority voting standard in uncontested director
      elections                                           Issuer           For          Voted - For
 3  Advisory vote on the compensation of the company's
      named executive officers as presented in the proxy
      statement                                           Issuer           For          Voted - For
 4  Ratify the appointment of Ernst & Young LLP as the
      company's independent registered public accounting
      firm for the fiscal year ending December 31, 2017   Issuer           For          Voted - For
 5  Consider and act on a stockholder proposal relating
      to sustainability reporting                         Issuer           Against      Voted - Against
CLARCOR, INC.
 SECURITY ID: 179895107 TICKER: CLC
 Meeting Date: 23-Feb-17
 1  Adoption of agreement and plan of merger, as of
      12/1/2016                                           Issuer           For          Voted - For
 2  Approval of certain compensation that may be paid
      or become payable to Clarcor's named executive
      officers in connection with the consummation of the
      merger.                                             Issuer           For          Voted - For
 3  Approval of the adjournment of the special meeting,
      including to solicit additional proxies if there


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                                                     NASHVILLE AREA ETF
 PROPOSAL                                                 PROPOSED BY   MGT. POSITION REGISTRANT VOTED
      are insufficient votes, including at the time of
      the special meeting to adopt the merger agreement
      or in the absence of a quorum.                      Issuer           For          Voted - For
COMMUNITY HEALTHCARE TRUST INC
 SECURITY ID: 20369C106 TICKER: CHCT
 Meeting Date: 30-May-17
 1  Election of Directors                                 Issuer           For          Voted - For
 2  Approve amendment #2 to the company's 2014
      incentive plan that will allow continuation of the
      significant participation in our alignment of
      interest program by providing for automatic annual
      increases in the number of shares of common stock
      available for grant, award or issuance under the
      2014 incentive plan                                 Issuer           For          Voted - For
 3  Ratify the appointment of BDO USA, LLP as our
      independent registered public accountants for 2017  Issuer           For          Voted - For
CUMBERLAND PHARMACEUTICALS
 SECURITY ID: 230770109 TICKER: CPIX
 Meeting Date: 25-Apr-17
 1  Election of Directors                                 Issuer           For          Voted - For
 2  Ratification of appointment of BDO USA LLP as
      independent registered accounting firm of the
      company for fiscal year ending 12/31/17             Issuer           For          Voted - For
 3  Advisory approval of all the compensation of the
      company's named executive officers                  Issuer           For          Voted - For
 4  Advisory approval of the frequency of the advisory
      vote on all the compensation of the company's named
      executives                                          Issuer           3 Years      Voted - 3 Years
 5  Approval of extension of the amended and restated
      2017 long-term and directors incentive plans
      through 4/18/20                                     Issuer           For          Voted - For
DELEK US HOLDINGS, INC.
 SECURITY ID: 246647101 TICKER: DK
 Meeting Date: 08-May-17
 1  Approval of Directors                                 Issuer           For          Voted - For
 2  Advisory Resolution approving our executive
      compensation program for our named executive
      officers                                            Issuer           For          Voted - For
 3  Advisory vote on the frequency of the advisory vote
      on our executive compensation program for named
      executive officers                                  Issuer           1 Year       Voted - 1 Year


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                                                     NASHVILLE AREA ETF
 PROPOSAL                                                 PROPOSED BY   MGT. POSITION REGISTRANT VOTED
 4  Ratification o the appointment of Ernst & Young LLP
      as our independent registered public accounting
      firm for the 2017 fiscal year                       Issuer           For          Voted - For
 Meeting Date: 29-Jun-17
 5  To approve the issuance of Delek Holdco, Inc.
      common stock to Alon USA Energy, Inc. stockholders,
      as consideration for the merger contemplated by the
      agreement and plan of merger dated as of January 2,
      2017, by and among Delek US Holding, Inc., Alon USA
      Energy, Inc., Delek Holdco, Inc., Dione Mergeco,
      Inc. and Astro Mergeco, Inc., as amended            Issuer           For          Voted - For
 6  To adjourn the special meeting, if necessary or
      appropriate, to solicit additional proxies if there
      are not sufficient votes at the time of the special
      meeting to approve proposal 1.                      Issuer           For          Voted - For
DOLLAR GENERAL CORPORATION
 SECURITY ID: 256677105 TICKER: DG
 Meeting Date: 31-May-17
 1  Election of Directors                                 Issuer           For          Voted - For
 2  Approve the material terms of the performance goals
      under the company's amended and restated 2007 stock
      incentive plan for purposes of compensation
      deductibility under IRS Code section 162(M) and the
      limit on non-employee director compensation set
      forth in such plan.                                 Issuer           For          Voted - For
 3  Approve the material terms of the performance goals
      under Dollar General Corporation's amended and
      restated annual incentive plan for purposes of
      compensation deductibility under IRS Code Section
      162(M).                                             Issuer           For          Voted - For
 4  Approve, on an advisory (non-binding) basis, the
      compensation of Dollar General Corporation's named
      executive officers as disclosed in the proxy
      statement                                           Issuer           For          Voted - For
 5  To recommend, on an advisory (non-binding) bases,
      the frequency of future advisory votes on Dollar
      General Corporation's named Executive Officer
      compensation                                        Issuer           3 Years      Voted - 3 Years
 6  Ratify Ernst and Young LLP as the independent
      registered public accounting firm for fiscal 2017   Issuer           For          Voted - For
ENVISION HEALTHCARE CORPORATION
 SECURITY ID: 03232P405 TICKER: EVHC
 Meeting Date: 25-May-17
 1  Approval of Directors                                 Issuer           For          Voted - For


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                                                     NASHVILLE AREA ETF
 PROPOSAL                                                PROPOSED BY    MGT. POSITION REGISTRANT VOTED
 2  Approval, on a non-binding advisory bases, of
      Envision Healthcare Corporation's executive
      compensation                                       Issuer            For          Voted - For
 3  Approval, on a non-binding advisory basis, of the
      frequency of future advisory votes approving
      Envision Healthcare Corporation's executive
      compensation                                       Issuer            1 Year       Voted - 1 Year
 4  Ratification of the appointment of Deloitte &
      Touche LLP as Envision Healthcare Corporation's
      independent registered public accounting firm for
      the year ending December 31, 2017                  Issuer            For          Voted - For
FB FINANCIAL CORPORATION
 SECURITY ID: 30257X104 TICKER: FBK
 Meeting Date: 18-May-17
 1  Election of Directors                                Issuer            For          Voted - For
FRANKLIN FINANCIAL NETWORK, INC
 SECURITY ID: 595635103 TICKER: FSB
 Meeting Date: 25-May-17
 1  Election of directors                                Issuer            For          Voted - For
 2  Approval of an amendment to the corporation's
      charter, as amended, to increase the authorized
      shares of common stock, no par value, from
      20,000,000 to 30,000,000                           Issuer            For          Voted - For
 3  Approval and adoption of the Franklin Financial
      network, Inc. 2017 Omnibus Equity Incentive Plan   Issuer            For          Voted - For
 4  Ratification of the selection of Crowe Horwath LLP
      as the corporation's independent registered public
      accounting firm for 2017                           Issuer            For          Voted - For
GENES, INC.
 SECURITY ID: 371532102 TICKER: GCO
 Meeting Date: 22-Jun-17
 1  Approval of Directors                                Issuer            For          Voted - For
 2  Say on Pay - an advisory vote on the approval of
      executive compensation                             Issuer            For          Voted - For
 3  An advisory vote on the desired frequency of future
      votes on executive compensation                    Issuer            1 Year       Voted - 1 Year
 4  Ratification of independent registered public
      accounting firm                                    Issuer            For          Voted - For


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                                                     NASHVILLE AREA ETF
 PROPOSAL                                                PROPOSED BY    MGT. POSITION REGISTRANT VOTED
HEALTHSTREAM, INC
 SECURITY ID: 42222N103 TICKER: HSTM
 Meeting Date: 24-May-17
 1  Election of Directors                                Issuer            For          Voted - For
 2  Ratify the appointment of Ernst & Young LLP as the
      company's independent registered public accounting
      firm for fiscal year ending 12/31/17.              Issuer            For          Voted - For
 3  Approve, on an advisory basis, the compensation of
      the company's named executive officers             Issuer            For          Voted - For
MEDEQUITIES REALTY TRUST, INC
 SECURITY ID: 584091306 TICKER: MRT
 Meeting Date: 03-May-17
 1  Election of Directors                                Issuer            For          Voted - For
 2  Ratify appointment of KPMG LLP as the company's
      independent registered public accounting firm for
      the fiscal year ending 12/31/17                    Issuer            For          Voted - For
 3  Approval of the company's amended and restated 2014
      Equity Incentive Plan.                             Issuer            For          Voted - For
PINNACLE FINANCIAL PARTNERS, INC.
 SECURITY ID: 72346Q104 TICKER: PNFP
 Meeting Date: 18-Apr-17
 1  Election of Directors                                Issuer            For          Voted - For
 2  Ratify the appointment of Crowe Horwath LLP as the
      company's independent registered public accounting
      firm for the fiscal year ending 12/31/17           Issuer            For          Voted - For
 3  Approval on a non-binding, advisory basis, the
      compensation of the company's named executive
      officers as disclosed in the proxy statement for
      the annual meeting of shareholders                 Issuer            For          Voted - For
 4  Approval on a non-binding, advisory basis, the
      frequency of a non-binding advisory vote on the
      compensation of the company's named executive
      officers                                           Issuer            1 Year       Voted - 1 Year
QUORUM HEALTH CORPORATION
 SECURITY ID: 749084109 TICKER: QHC
 Meeting Date: 16-May-17
 1  Election of directors                                Issuer            For          Voted - For
 2  To approve the compensation o our named executive
      officers, as disclosed in the proxy statement      Issuer            For          Voted - For


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                                                     NASHVILLE AREA ETF
 PROPOSAL                                                  PROPOSED BY  MGT. POSITION REGISTRANT VOTED
 3  To approve the frequency with which stockholders
      are provided an advisory vote on the compensation
      of our named executive officers                      Issuer          1 Year       Voted - 1 Year
 4  To approve, for the purposes of Section 162(M) of
      the Internal Revenue Code, our 2016 employee
      performance incentive plan                           Issuer          For          Voted - For
 5  To approve, for the purposes of Section 162(M) of
      the Internal Revenue Code, our 2016 stock award plan Issuer          For          Voted - For
 6  To ratify the appointment of Deloitte & Touche LLP
      as our independent registered public accounting
      firm (Independent Auditors) for the fiscal year
      ending December 31, 2017                             Issuer          For          Voted - For
SURGERY PARTNERS INC.
 SECURITY ID: 86881A100 TICKER: SGRY
 Meeting Date: 02-May-17
 1  Approval of Directors                                  Issuer          For          Voted - For
 2  Approval, on an advisory basis, of the compensation
      paid by the company to its named executive officers  Issuer          For          Voted - For
 3  Approval, on an advisory basis, of the frequency of
      future advisory votes on the compensation paid by
      the company to its named executive officers          Issuer          1 Year       Voted - 1 Year
 4  Ratification of the appointment of Ernst & Young,
      LLP as our independent registered public accounting
      firm for fiscal 2017                                 Issuer          For          Voted - For
TIVITY HEALTH, INC.
 SECURITY ID: 422245100 TICKER: TVTY
 Meeting Date: 25-May-17
 1  Election of Directors                                  Issuer          For          Voted - For
 2  Non-binding, advisory vote to approve compensation
      of the named executive officers as disclosed in the
      proxy statement                                      Issuer          For          Voted - For
 3  Non-binding, advisory vote on the frequency of
      future advisory votes to approve compensation of
      the named executive officers                         Issuer          1 Year       Voted - 1 Year
 4  To ratify the appointment of Price Waterhouse
      Cooper LLP as the company's independent registered
      public accounting firm for fiscal year ending
      December 31, 2017                                    Issuer          For          Voted - For
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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LOCALSHARES INVESTMENT TRUST

By: /s/ Elizabeth S. Courtney
-----------------------------
Elizabeth S. Courtney
CHAIRMAN OF THE BOARD,
PRESIDENT (PRINCIPAL EXECUTIVE OFFICER)
& TREASURER (PRINCIPAL FINANCIAL OFFICER AND
PRINCIPAL ACCOUNTING OFFICER)

Date: August 30, 2017